CONSOLIDATED STATEMENTS OF STOCKHOLDERS EQUITY (USD $) In Thousands	Common Stock	Additional Paid-In Capital	Retained Earnings	Unearned Compensation	Treasury Stock	Accumulated Other Comprehensive Income / Loss	Total
Beginning Balance at Sep. 30, 2010	$ 47	$ 52,685	$ 73,942	$ (326)	$ (50,862)	$ 27	$ 75,513
Unearned ESOP compensation	0	48	0	261	0	0	309
Exercise of stock options, including tax benefit	0	138	0	0	0	0	138
Tax effect of restricted stock vesting	0	(30)	0	0	0	0	(30)
Stock based compensation	0	531	0	0	0	0	531
Purchase of common stock for treasury	0	0	0	0	(1,196)	0	(1,196)
Dividends declared	0	0	(2,967)	0	0	0	(2,967)
Net income	0	0	7,228	0	0	0	7,228
Other comprehensive income, Net	0	0	0	0	0	461	461
Ending Balance, Amount at Sep. 30, 2011	47	53,372	78,203	(65)	(52,058)	488	79,987
Unearned ESOP compensation	0	9	0	65	0	0	74
Exercise of stock options, including tax benefit	0	1,023	0	0	0	0	1,023
Tax effect of restricted stock vesting	0	(29)	0	0	0	0	(29)
Stock based compensation	0	503	0	0	0	0	503
Purchase of common stock for treasury	0	0	0	0	(2,728)	0	(2,728)
Dividends declared	0	0	(2,983)	0	0	0	(2,983)
Net income	0	0	7,285	0	0	0	7,285
Other comprehensive income, Net	0	0	0	0	0	409	409
Ending Balance, Amount at Sep. 30, 2012	47	54,878	82,505	0	(54,786)	897	83,541
Exercise of stock options, including tax benefit	0	2,366	0	0	0	0	2,366
Tax effect of restricted stock vesting	0	(95)	0	0	0	0	(95)
Stock based compensation	0	444	0	0	0	0	444
Purchase of common stock for treasury	0	0	0	0	(2,591)	0	(2,591)
Dividends declared	0	0	(3,008)	0	0	0	(3,008)
Net income	0	0	8,731	0	0	0	8,731
Other comprehensive income, Net						(327)	(327)
Ending Balance, Amount at Sep. 30, 2013	$ 47	$ 57,593	$ 88,228	$ 0	$ (57,377)	$ 570	$ 89,061